S000031379 [Member] Expense Example, No Redemption - S000031379 [Member]	Aug. 31, 2025 USD ($)
C000122765 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
C000122766 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
C000097619 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	583
Expense Example, No Redemption, 3 Years	811
Expense Example, No Redemption, 5 Years	1,058
Expense Example, No Redemption, 10 Years	1,762
C000097625 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
C000109803 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	$ 1,635